SHORT-TERM BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2024
SHORT-TERM BORROWINGS.
Schedule of short-term borrowings

	2024	2023
Japanese and France Factored account	4,492	2,466
USA Credit line	1,444	—
Japanese Other Short-term borrowings	307	—
Total	6,243	2,466